Revenues (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 5,651,502	$ 7,350,946	$ 3,513,788
Sales of boats
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	1,287,979	2,459,365	2,080,110
Sales of parts and boat maintenance
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	324,720	97,721	75,205
Boat rental and boat club membership revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 4,038,803	$ 4,793,860	1,355,548
Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues			$ 2,925